SHARE-BASED COMPENSATION	12 Months Ended
Feb. 28, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
23.	SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan. The plan permits the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the plans. In August 2013, the Company amended and restated the 2010 Share Incentive Plan (the "Amendment"). Pursuant to the Amendment, the maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the share incentive plan is equal to five percent (5%) of the total issued and outstanding shares as of the date of the Amendment. However, the shares reserved may be increased automatically if and whenever the unissued share reserve accounts for less than one percent
(1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under this plan immediately after each such increase shall equal five percent (5%) of the then issued and outstanding shares.

Non-vested shares

During the year ended February 28, 2017, the Company granted 1,564,442 non-vested shares to employees and directors which generally vest annually in equal batches over a period of 3 to 10 years.

During the year ended February 28, 2018, the Company granted 1,111,836 non-vested shares to employees and directors which generally vest annual in equal batches over a period of 1 to 10 years.

During the year ended February 28, 2019, the Company granted 2,801,437 non-vested shares to employees and directors which generally vest annual in equal batches over a period of 1 to 13 years.

The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 29, 2016	14,239,102	13.04

Granted	1,564,442	36.42
Forfeited	425,980	19.53
Vested	2,276,558	13.04

Outstanding as of February 28, 2017	13,101,006	15.62

Granted	1,111,836	74.63
Forfeited	187,719	27.95
Vested	2,375,107	14.81

Outstanding as of February 28, 2018	11,650,016	21.21

Granted	2,801,437	86.95
Forfeited	370,028	44.33
Vested	2,095,211	19.82

Outstanding as of February 28, 2019	11,986,214	36.11

The Company recorded compensation expense of $34,003, $44,330 and $74,231 for the years ended February 28, 2017, 2018 and 2019 related to non-vested shares, respectively.

As of February 28, 2019, the unrecognized compensation expense related to the non-vested share awards amounted to $382,768, which will be recognized over a weighted-average period of 6.0 years. The total fair value of non-vested shares that vested during the years ended February 28, 2017, 2018 and 2019 was $29,686, $35,175 and $41,527, respectively.

Share options

Share options granted to employees and directors expire ranging from 10 to 12 years from the date of grant.

During the year ended February 28, 2017, the Company granted 448,400 share options to employees at exercise prices ranging from $22.17 to $34.13. These share options vest annually in equal batches over a period from 3 to 10 years.

During the year ended February 28, 2018, the Company granted 89,160 share options to employees at exercise prices ranging from $40.05 to $102.00. These share options vest annually in equal batches over 4 years.

During the year ended February 28, 2019, the Company granted 23,000 share options to employees at exercise prices ranging from $107.67 to $109.98. These share options vest annually in equal batches over a period from
3
to
4 years.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended February 28, 2017	For the year ended February 28, 2018	For the year ended February 28, 2019
Risk-free interest rate (1)	1.34%-2.36%	1.99%-2.55%	2.89%-2.92%
Expected life (years) (2)	6.56-7.92	6.17-6.25	6.00-6.25
Expected dividend yield (3)	0%	0%	0%
Volatility (4)	33.1%- 33.8%	32.8%- 33.8%	34.0%- 34.5%
Fair value of options at grant date per share	$13.04 to $19.13	$28.69 to $38.71	$42.09 to $42.55

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company's share price applying the guidance provided by ASC 718. The Company begins to estimate the volatility assumption solely based on its historical information since October 2010.

Share options activity for the years ended February 28, 2017, 2018 and 2019 was as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 29, 2016	1,122,546	15.88	9.77	11,217

Granted	448,400	29.26
Exercised	103,888	16.11
Forfeited	128,176	18.29

Outstanding as of February 28, 2017	1,338,882	20.12	9.48	30,954

Granted	89,160	59.50
Exercised	76,491	18.46
Forfeited	23,850	19.44

Outstanding as of February 28, 2018	1,327,701	22.87	8.56	120,040

Granted	23,000	108.57
Exercised	232,024	16.85
Forfeited	69,740	31.55

Outstanding as of February 28, 2019	1,048,937	25.50	7.73	85,318

Vested and expected to vest as of February 28, 2019	1,048,937	25.50	7.73	85,318
Exercisable as of February 28, 2019	250,017	21.10	7.37	21,427

The Company recorded compensation expense of $2,112, $2,820 and $3,046 for the years ended February 28, 2017, 2018 and 2019 related to share options, respectively.

Total intrinsic value of options exercised for the years ended February 28, 2017, 2018 and 2019 was $2,555, $5,811 and $19,863, respectively. The total fair value of options vested during the years ended February 28, 2017, 2018 and 2019 was $1,706, $2,256 and $2,764, respectively.

As of February 28, 2019, there was $10,255 unrecognized share-based compensation expense related to share options, which will be recognized over a weighted-average vesting period of 4.6 years.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expense of $36,115, $47,150 and $77,277 for the years ended February 28, 2017, 2018 and 2019, respectively.

Table below shows the summary of share-based compensation expense:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019

Cost of revenues	$111	$366	$706
Selling and marketing expenses	3,368	5,037	10,454
General and administrative expenses	32,636	41,747	66,117

Total	$36,115	$47,150	$77,277